Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In this section, we provide information about the relationship between the compensation paid to our NEOs and the financial performance of the company, as required by SEC rules. The following table shows the past five fiscal years’ total compensation for our CEO and other NEOs (expressed as an average) as set forth in the Summary Compensation Table, the total compensation actually paid (CAP) to our CEO and other NEOs (expressed as an average), our TSR, our peer group’s TSR over the same period, our net income and our operating EPS.

Pay vs. Performance Table

					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(6) ($)	Summary Compensation Table Total for CEO(2) ($)	Compensation Actually Paid to CEO(2)(6) ($)	Compensation Table Total for Non-CEO NEOs(3) ($)	Compensation Actually Paid to Non-CEO NEOs(3)(6) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($) (in millions)	Operating Earnings Per Share(5) ($)

2024	12,904,625	13,741,422	N/A	N/A	3,578,383	3,743,524	81	138	2,124	2.77
2023	6,278,835	2,851,310	N/A	N/A	2,525,850	1,690,381	67	112	2,031	1.95
2022	6,794,985	5,095,318	N/A	N/A	2,042,074	1,260,497	83	120	1,191	3.16
2021	8,161,083	7,796,007	N/A	N/A	5,002,308	4,186,674	102	119	3,399	2.89
2020	7,912,643	6,307,480	16,040,625	15,518,646	3,960,554	3,207,595	95	101	(401)	2.68

(1)
The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Blue for fiscal years 2020–2024. Mr. Blue became CEO on October 1, 2020. See footnote 6 below for additional information on how CAP is calculated.
(2)
The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Thomas F. Farrell, II, who was CEO until October 1, 2020. As he was CEO for a portion of 2020, information is included for the year 2020. See footnote 6 below for additional information on how CAP is calculated.
(3)
The amounts in these columns reflect the average Summary Compensation Table and average Compensation Actual Paid totals, respectively, for our non-CEO NEOs. For 2024, our non-CEO NEOs were Messrs. Ridge, Brown and Baine and Ms. Leopold. For 2023, our non-CEO NEOs were Messrs. Ridge, Brown, Baine, Mr. Daniel G. Stoddard and Ms. Leopold. For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown, Mr. James R. Chapman and Ms. Leopold. For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown and Farrell; and Ms. Leopold. For 2020, our non-CEO NEOs were Messrs. Chapman, Stoddard and Brown and Ms. Leopold. See footnote 6 below for additional information on how CAP is calculated.
(4)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2024 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
(5)
See Reconciliation of Reported Earnings (GAAP) to Operating Earnings (non-GAAP) in Appendix A.
(6)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment(a) ($)	Add Equity Award Adjustment(b) ($)	CAP ($)

2024	CEO	12,904,625	795,805	8,526,987	286,866	9,872,723	13,741,422
	Other NEOs	3,578,383	299,808	1,685,303	110,840	2,039,412	3,743,524

(a)
SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2024	CEO	286,866	0	286,866
	Other NEOs	110,840	0	110,840

(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2024	CEO	9,494,853	279,091	—	(14,621)	—	113,400	9,872,723
	Other NEOs	1,865,072	108,052	—	3,919	—	62,369	2,039,412

Company Selected Measure Name			OperatingEarnings PerShare
Named Executive Officers, Footnote			For 2024, our non-CEO NEOs were Messrs. Ridge, Brown and Baine and Ms. Leopold.	For 2023, our non-CEO NEOs were Messrs. Ridge, Brown, Baine, Mr. Daniel G. Stoddard and Ms. Leopold.	For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown, Mr. James R. Chapman and Ms. Leopold.	For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown and Farrell; and Ms. Leopold.	For 2020, our non-CEO NEOs were Messrs. Chapman, Stoddard and Brown and Ms. Leopold.
Peer Group Issuers, Footnote			The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2024 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
(6)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment(a) ($)	Add Equity Award Adjustment(b) ($)	CAP ($)

2024	CEO	12,904,625	795,805	8,526,987	286,866	9,872,723	13,741,422
	Other NEOs	3,578,383	299,808	1,685,303	110,840	2,039,412	3,743,524

(a)
SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2024	CEO	286,866	0	286,866
	Other NEOs	110,840	0	110,840

(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2024	CEO	9,494,853	279,091	—	(14,621)	—	113,400	9,872,723
	Other NEOs	1,865,072	108,052	—	3,919	—	62,369	2,039,412

Non-PEO NEO Average Total Compensation Amount			$ 3,578,383	$ 2,525,850	$ 2,042,074	$ 5,002,308	$ 3,960,554
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,743,524	1,690,381	1,260,497	4,186,674	3,207,595
Equity Valuation Assumption Difference, Footnote
(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2024	CEO	9,494,853	279,091	—	(14,621)	—	113,400	9,872,723
	Other NEOs	1,865,072	108,052	—	3,919	—	62,369	2,039,412

Compensation Actually Paid vs. Total Shareholder Return			CAP vs. TSR
Compensation Actually Paid vs. Net Income			CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP vs. Operating Earnings Per Share
Total Shareholder Return Vs Peer Group			CAP vs. TSR
Tabular List, Table

Most Important Performance Measures Table

The three items listed below represent the most important performance measures we used to link compensation actually paid to our NEOs for 2024 to company performance, as further described in the Annual Incentive Plan and the Long-Term Incentive Program sections of our CD&A.

Operating Earnings Per Share	Relative Total Shareholder Return	3-Year Cumulative Operating Earnings Per Share

Total Shareholder Return Amount			$ 81	67	83	102	95
Peer Group Total Shareholder Return Amount			138	112	120	119	101
Net Income (Loss)			$ 2,124,000,000	$ 2,031,000,000	$ 1,191,000,000	$ 3,399,000,000	$ (401,000,000)
Company Selected Measure Amount			2.77	1.95	3.16	2.89	2.68
PEO Name	Mr. Blue	Mr. Thomas F. Farrell	Mr. Blue	Mr. Blue	Mr. Blue	Mr. Blue
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			3-Year Cumulative Operating Earnings Per Share
Mr. Blue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,904,625	$ 6,278,835	$ 6,794,985	$ 8,161,083	$ 7,912,643
PEO Actually Paid Compensation Amount			13,741,422	$ 2,851,310	$ 5,095,318	$ 7,796,007	6,307,480
Mr. Thomas F. Farrell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							16,040,625
PEO Actually Paid Compensation Amount							$ 15,518,646
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,872,723
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,494,853
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			279,091
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,621)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			113,400
PEO | Mr. Blue [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(795,805)
PEO | Mr. Blue [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			286,866
PEO | Mr. Blue [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			286,866
PEO | Mr. Blue [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Blue [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,526,987)
PEO | Mr. Blue [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,872,723
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(299,808)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			110,840
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			110,840
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,685,303)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,039,412
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,865,072
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			108,052
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,919
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 62,369